Shareholders' equity - Treasury stock (Details) - EUR (€) € / shares in Units, € in Thousands		1 Months Ended														5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Feb. 16, 2016	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	May 31, 2018	Dec. 31, 2017	May 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2016
Treasury stock
Value of treasury shares held		€ 370,502										€ 50,993						€ 370,502	€ 370,502	€ 50,993
Value of shares repurchased																			€ 589,305	€ 37,221	€ 57,938
Maximum purchase of treasury shares, as a percent to registered capital																			10.00%
Treasury Stock
Treasury stock
Average price per share, at date		€ 60.66										€ 51.00			€ 65.63			€ 60.66	€ 60.66	€ 51.00	€ 65.63		€ 51.00
Average price paid per repurchased share, during period		€ 63.85	€ 64.78	€ 57.85	€ 59.67	€ 57.53	€ 66.77	€ 67.11	€ 72.97	€ 72.83	€ 69.86		€ 86.14	€ 86.69	€ 87.79	€ 71.55	€ 86.37	€ 62.55				€ 51.00
Average price per retired share, during period	€ 51.00							€ 71.55				€ 87.23
Number of treasury shares held		6,107,629										999,951			1,659,951			6,107,629	6,107,629	999,951	1,659,951		999,951
Number of shares repurchased		564,908	852,859	692,910	627,466	835,208	1,029,655	504,672	147,558	1,993,974	1,629,240		257,726	173,274	660,000	3,770,772	431,000	5,107,678	8,878,450	431,000	660,000	7,548,951
Number of shares retired	6,549,000							3,770,772				1,091,000							3,770,772	1,091,000
Value of treasury shares held		€ 370,502										€ 50,993			€ 108,931			€ 370,502	€ 370,502	€ 50,993	€ 108,931		€ 50,993
Value of shares repurchased		€ 36,067	€ 55,245	€ 40,084	€ 37,445	€ 48,050	€ 68,748	€ 33,870	€ 10,766	€ 145,214	€ 113,816		€ 22,201	€ 15,020	€ 57,938	€ 269,796	€ 37,221	€ 319,509	589,305	37,221	57,938
Value of shares retired								€ 269,796				€ 95,159							269,796	95,159
Repurchase of shares fees, net of taxes																			€ 11	€ 8	€ 12
Maximum number of repurchase share (in shares)		6,892,322																6,892,322	6,892,322